UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5652

Dreyfus Municipal Income, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	09/30
Date of reporting period:	12/31/2008

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Income, Inc.
December 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--143.3%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--3.2%
The Board of Trustees of the
University of Alabama, HR
(University of Alabama at
Birmingham) (Insured; MBIA,
Inc.)	5.88	9/1/10	4,620,000 a	5,014,964
Alaska--4.2%
Alaska Housing Finance
Corporation, General Mortgage
Revenue (Insured; MBIA, Inc.)	6.05	6/1/39	6,845,000	6,650,123
Arizona--5.2%
City of Phoenix, County of
Maricopa and the County of
Pima Industrial Development
Authorities, SFMR
(Collateralized: FHLMC, FNMA
and GNMA)	5.80	12/1/39	4,105,000	3,758,702
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	6.25	7/1/28	1,000,000	1,028,450
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/28	2,000,000	2,123,340
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	2,000,000	1,236,340
California--12.6%
ABAG Financial Authority for
Nonprofit Corporations,
Insured Revenue, COP (Odd
Fellows Home of California)	6.00	8/15/24	5,000,000	4,951,650
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	6.25	8/15/35	2,500,000	2,478,950
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/10	3,545,000 a	3,864,724
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/10	1,455,000 a	1,583,476
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/32	6,000,000 b	1,376,820
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.80	6/1/13	3,000,000 a	3,620,790

Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	3,500,000	2,006,130
Colorado--4.5%
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	1,500,000	1,428,795
Colorado Springs,
HR	6.38	12/15/10	2,835,000 a	3,129,500
Colorado Springs,
HR	6.38	12/15/30	2,890,000	2,513,231
District of Columbia--1.7%
District of Columbia,
Revenue (Catholic University
America Project) (Insured;
AMBAC)	5.63	10/1/09	1,605,000 a	1,680,034
District of Columbia,
Revenue (Catholic University
America Project) (Insured;
AMBAC)	5.63	10/1/29	475,000	471,219
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA,
GNMA and GIC; Trinity Funding)	7.45	12/1/30	490,000	496,439
Florida--1.3%
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/09	30,000 a	31,454
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/26	1,470,000	1,259,863
South Lake County Hospital
District, Revenue (South Lake
Hospital, Inc.)	5.80	10/1/34	1,095,000	794,948
Illinois--13.5%
Chicago,
GO (Insured; FGIC)	6.13	7/1/10	3,685,000 a	3,988,755
Chicago,
GO (Insured; FGIC)	6.13	7/1/10	315,000 a	340,965
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.75	3/1/10	40,000	39,684
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	2,000,000	1,304,280
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)	6.13	11/15/10	5,800,000 a	6,304,658
Illinois Health Facilities
Authority, Revenue (OSF
Healthcare System)	6.25	11/15/09	7,000,000 a	7,383,810
Illinois Health Facilities

Authority, Revenue (Swedish
American Hospital)	6.88	5/15/10	1,995,000 a	2,140,096
Indiana--1.7%
Franklin Township School Building
Corporation, First Mortgage
Bonds	6.13	7/15/10	2,500,000 a	2,735,775
Maryland--6.1%
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park Project)	5.63	6/1/13	2,000,000 a	2,299,040
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins University Issue)	6.00	7/1/09	7,000,000 a	7,246,120
Massachusetts--4.9%
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.00	2/1/36	2,000,000	1,243,220
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.00	1/1/12	530,000 a	597,003
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.00	7/1/31	1,970,000	1,735,294
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	5,235,000	4,217,107
Michigan--2.3%
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	4,585,000	3,554,017
Minnesota--5.0%
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.75	11/15/32	3,000,000	2,992,620
Minnesota Agricultural and
Economic Development Board,
Health Care Facilities Revenue
(Essentia Health Obligated
Group) (Insured; Assured
Guaranty)	5.00	2/15/37	2,600,000	2,124,876
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/10	2,420,000 a	2,651,037
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	80,000	75,005

Mississippi--2.7%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.88	4/1/22	6,000,000	4,227,240
Missouri--1.8%
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Saint
Anthony's Medical Center)	6.25	12/1/10	2,500,000 a	2,756,100
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.30	9/1/25	130,000	131,977
Nebraska--1.1%
Nebraska Public Power District,
General Revenue	5.00	1/1/38	2,000,000	1,797,300
Nevada--1.7%
Clark County,
IDR (Southwest Gas Corporation
Project) (Insured; AMBAC)	6.10	12/1/38	4,000,000	2,611,240
New Jersey--2.2%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/31	1,610,000	1,107,599
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty)	6.13	6/1/30	2,500,000	2,288,600
New Mexico--2.4%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.30	12/1/16	3,000,000	2,575,380
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program
(Collateralized: FHLMC and
GNMA)	6.85	9/1/31	1,145,000	1,157,492
New York--.9%
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/27	1,500,000	1,365,735
North Carolina--.7%
North Carolina Housing Finance
Agency, Home Ownership Revenue	6.25	1/1/29	1,130,000	1,074,415
Ohio--7.1%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	6.50	6/1/47	8,000,000	4,802,000
Cuyahoga County,
Hospital Improvement Revenue
(The Metrohealth System
Project)	6.13	2/15/09	5,000,000 a	5,080,050
Toledo-Lucas County Port
Authority, Special Assessment
Revenue (Crocker Park Public
Improvement Project)	5.38	12/1/35	2,000,000	1,370,820

Oklahoma--1.6%
Oklahoma Development Finance
Authority, Revenue (Saint John
Health System)	6.00	2/15/09	1,875,000 a	1,906,144
Oklahoma Development Finance
Authority, Revenue (Saint John
Health System)	6.00	2/15/29	625,000	611,737
Pennsylvania--7.9%
Lancaster Higher Education
Authority, College Revenue
(Franklin and Marshall College
Project)	5.00	4/15/37	2,000,000	1,758,600
Pennsylvania Economic Development
Financing Authority, RRR
(Northampton Generating
Project)	6.60	1/1/19	3,500,000	2,509,990
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health)	5.88	12/1/11	5,995,000 a	6,747,492
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health)	5.88	12/1/31	1,755,000	1,454,913
South Carolina--10.8%
Lancaster Educational Assistance
Program, Inc., Installment
Purchase Revenue (The School
District of Lancaster County,
South Carolina, Project)	5.00	12/1/26	5,000,000	3,608,950
Medical University of South
Carolina, Hospital Facilities
Revenue	6.00	7/1/09	2,500,000 a	2,591,125
Piedmont Municipal Power Agency,
Electric Revenue	5.25	1/1/21	3,500,000	3,248,035
South Carolina Public Service
Authority, Revenue Obligations	5.50	1/1/38	3,000,000	3,013,740
Tobacco Settlement Revenue
Management Authority of South
Carolina, Tobacco Settlement
Asset-Backed Bonds	6.38	5/15/30	3,750,000	4,490,288
Tennessee--2.4%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/36	2,000,000	1,269,640
Knox County Health, Educational
and Housing Facility Board,
Revenue (University Health
System, Inc.)	5.25	4/1/36	4,000,000	2,541,640
Texas--14.3%
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue Improvement (Insured;
FSA)	5.00	11/1/35	1,600,000	1,183,472

Gregg County Health Facilities
Development Corporation, HR
(Good Shepherd Medical Center
Project) (Insured; Radian)	6.38	10/1/10	2,500,000 a	2,692,050
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	6.38	6/1/11	3,565,000 a	3,984,707
Lubbock Educational Facilities
Authority, Improvement Revenue
(Lubbock Christian University)	5.25	11/1/37	1,500,000	962,070
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty)	5.75	1/1/40	4,000,000	3,892,880
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	4,000,000	3,265,040
Texas,
GO (Veterans Housing
Assistance Program)
(Collateralized; FHA)	6.10	6/1/31	7,000,000	6,703,270
Utah--.1%
Utah Housing Finance Agency,
SFMR (Collateralized; FHA)	6.00	1/1/31	105,000	98,076
Vermont--2.6%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Middlebury College
Project)	5.00	11/1/38	2,500,000	2,345,375
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Saint Michael's
College Project)	6.00	10/1/28	1,500,000	1,389,600
Vermont Housing Finance Agency,
SFHR (Insured; FSA)	6.40	11/1/30	330,000	335,250
Washington--7.7%
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	3,000,000	2,962,890
Washington Health Care Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.38	10/1/36	1,500,000	1,495,935
Washington Higher Educational
Facilities Authority, Revenue
(Whitman College)	5.88	10/1/09	5,000,000 a	5,194,500
Washington Housing Finance
Commission, Revenue
(Single-Family Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.15	6/1/37	3,160,000	2,431,810
West Virginia--1.0%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	2,500,000	1,622,325

Wisconsin--4.4%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/28	2,500,000	2,244,125
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.60	2/15/29	4,975,000	3,402,552
Wisconsin Health and Educational
Facilities Authority, Revenue
(Marshfield Clinic)	5.38	2/15/34	2,000,000	1,363,740
Wyoming--1.7%
Sweetwater County,
SWDR (FMC Corporation Project)	5.60	12/1/35	1,500,000	889,860
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.50	1/1/38	2,000,000	1,713,960
U.S. Related--2.0%
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	4,000,000	3,172,760
Total Long-Term Municipal Investments
(cost $245,592,415)				225,917,793
Short-Term Municipal	Coupon	Maturity	Principal
Investments--17.9%	Rate (%)	Date	Amount ($)	Value ($)

Florida--4.3%
Hillsborough County School Board,
COP (Master Lease Purchase
Agreement) (LOC; Wachovia Bank)	1.60	1/1/09	1,600,000 c	1,600,000
Hillsborough County School Board,
COP (Master Lease Purchase
Agreement) (LOC; Wachovia Bank)	1.6	1/1/09	2,700,000 c	2,700,000
Orange County School Board,
COP (Master Lease Purchase
Agreement) (LOC; Wachovia Bank)	1.10	1/1/09	2,500,000 c	2,500,000
New York--2.6%
Monroe County,
GO Notes, RAN	6.50	4/15/09	4,000,000	4,029,720
North Carolina--6.7%
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue
(Carolinas HealthCare System)
(LOC; Wachovia Bank)	1.25	1/1/09	10,700,000 c	10,700,000
Pennsylvania--4.3%
Bethlehem Area School District,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	4.25	1/7/09	6,700,000 c	6,700,000
Total Short-Term Municipal Investments
(cost $28,200,000)				28,229,720
Total Investments (cost $273,792,415)			161.2%	254,147,513
Cash and Receivables (Net)			2.2%	3,466,628
Preferred Stock, at redemption value			(63.4%)	(100,000,000)
Net Assets Applicable to Common Shareholders			100.0%	157,614,141

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Security issued with a zero coupon. Income is recognized through the accretion of discount.

c	Variable rate demand note - rate shown is the interest rate in effect at December 31, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

d	At December 31, 2008, the fund had $42,213,277 or 26.8% of net assets applicable to common shareholders invested in securities whose payment of principal and interest is dependent upon revenues generated from health care projects.

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $273,792,415. Net unrealized depreciation on investments was $19,644,902 of which $9,448,007 related to appreciated investment securities and $29,092,909 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue

SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at fair value:
Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0	0

Level 2 - Other Significant Observable Inputs	254,147,513	0

Level 3 - Significant Unobservable Inputs	0	0

Total	254,147,513	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Income, Inc.

By:	/s/ J. David Officer

J. David Officer
President

Date:	February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer
President

Date:	February 23, 2009

By:	/s/ James Windels

James Windels
Treasurer

Date:	February 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)